                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Breeco Management, L.P.
Address: Suite 2410
         700 Louisiana Street
         Houston, TX 77002

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Kirkpatrick
Title: Senior Vice President
Phone:   (713) 223-9300

Signature, Place, and Date of Signing:


         /s/ Robert Kirkpatrick    Houston, TX          2/14/00
              [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $112,322
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR   SH/  PUT/  (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT   PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------   ---  ----  ---- ------ ------  --------  ----  ------  ----
American Italian
  Pasta Co.        COMMON        027070101     4,036      131,250   SH       131,250                       131,250


AT & T Corp.       COMMON        001957109     4,599       90,500   SH       90,500                        90,500


Azurix Corp.       COMMON        05501M104     2,637     295,000    SH       295,000                       295,000
q
Chase Manhattan
  Corp.            COMMON        16161A108     3,667      47,200    SH       47,200                        47,200


Dain Rauscher
  Corp.            COMMON        233856103     4,399      94,600    SH       94,600                        94,600


General Motors
  Corp.            COMMON        370442105     4,456      61,300    SH       61,300                        61,300


Handleman Company  COMMON        410252100     4,390     328,200    SH       328,200                       328,200


Hartford Life
  Inc.             COMMON        416592103     2,367      53,800    SH       53,800                        53,800


Jefferson-Pilot
  Corp.            COMMON        475070108     2,798      41,000    SH       41,000                        41,000


Kaman Corp CL-A    A             483548103    11,264     874,888    SH       874,888                       874,888


Lincoln National
  Corp.            COMMON        543187109     2,160      54,000    SH       54,000                        54,000






Mail-Well Inc.     COMMON        560321200    17,130   1,268,900    SH       1,268,900                     1,268,900


Metamor Worldwide  COMMON        59133P100     7,453     255,900    SH       255,900                       255,900


Newhall Land &
  Farming Dep UTS                651426108    36,344   1,346,060    SH       1,346,060                     1,346,060


Reliastar
  Financial Corp.  COMMON        75952U103     4,217     107,600    SH       107,600                       107,600


Torchmark Corp.    COMMON        891027104       407      14,000    SH       14,000                        14,000


Total                                         112,322



































                                5
02195001.AC9

